Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Schedule accrued expenses and other current liabilities
	June 30, 2021	December 31, 2020
	(Unaudited)
Accrued payroll	$404,930	$355,314
Dividends due to former shareholders of Zhejiang Jingyuxin (1)	184,335	182,375
Other current liabilities	1,118,687	1,104,371
	$1,707,952	$1,642,060